WARRANT LIABILITIES AND WARRANT RESERVE (Details Narrative)	Apr. 13, 2023 $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Jan. 17, 2024 shares	Jan. 03, 2024 shares	Dec. 31, 2023 SGD ($)	Apr. 30, 2023 shares	Apr. 18, 2023 $ / shares shares	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Number of shares issued | shares								2,412,369
No par value per share | $ / shares	$ 0
Par value per share | $ / shares								$ 4.00
Warrant reserve amount						$ 73,930
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				2,812	7,860		120,618
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Warrant reserve amount | $			$ 73,930
Ordinary shares [member] | Underwriting agreements [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	120,618
Shares offering percent	5.00%
Exercise price | $ / shares	$ 4.00
Expire period	5 years
Ordinary shares [member] | Initial public offering [member] | Underwriting agreements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	2,412,369
Par value per share | $ / shares	$ 4.00